UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jim Gipson
Title:  President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Jim Gipson              Beverly Hills, CA            May 9, 2000
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          39

Form 13F Information Table Value Total:    $4191972
                                         (thousands)
List of Other Included Managers:
NONE

                                                     Pacific Financial Research
                                                              FORM 13F
                                                           March 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    47012  5655600 SH       Sole                  5494800            189400
Apartment Investment & Managem COM              03748R101    56078  1468500 SH       Sole                  1409800             67900
Archstone Communities Trust    COM              039581103    93575  4693400 SH       Sole                  4490000            229800
Armstrong World Industries, In COM              042476101    38022  2127100 SH       Sole                  2037900            103200
Bear Stearns Companies, Inc.   COM              073902108     2415    52940 SH       Sole                    52940
Columbia/HCA Healthcare Corpor COM              197677107   194359  7678375 SH       Sole                  7327775            389100
Crane Co.                      COM              224399105     2837   120400 SH       Sole                   120400
De Beers Consolidated Mines, L COM              240253302   156009  6801500 SH       Sole                  6496900            347700
Equity Office Properties Trust COM              294741103   143393  5707200 SH       Sole                  5455200            280900
Equity Residential Properties  COM              29476L107   212708  5292900 SH       Sole                  5053300            268800
Fannie Mae                     COM              313586109   489117  8647364 SH       Sole                  8277664            413600
Freddie Mac                    COM              313400301   580578 13138972 SH       Sole                 12566272            652300
General Growth Properties, Inc COM              370021107    26986   886600 SH       Sole                   858000             33900
Gillette Co.                   COM              375766102      531    14102 SH       Sole                    14102
Golden West Financial Corporat COM              381317106   119196  3821900 SH       Sole                  3654400            189400
Great Lakes Chemical Corporati COM              390568103    44720  1315300 SH       Sole                  1237500             77800
Hillenbrand Industries, Inc.   COM              431573104    39290  1155600 SH       Sole                  1108600             51900
International Game Technology  COM              459902102   127874  5896200 SH       Sole                  5577600            341400
Johnson & Johnson              COM              478160104     1279    18200 SH       Sole                    18200
Litton Industries, Inc.        COM              538021106    94658  2142200 SH       Sole                  2062100             90100
Lockheed Martin Corporation    COM              539830109   119570  5850500 SH       Sole                  5556100            328300
Mack-Cali Realty Corporation   COM              554489104    58976  2312800 SH       Sole                  2225300            101200
Manpower Inc.                  COM              56418H100   192186  5413700 SH       Sole                  5185800            252900
Mattel, Inc.                   COM              577081102      400    38125 SH       Sole                    38125
Nike, Inc.  Class B            COM              654106103    30170   761400 SH       Sole                   729500             31900
Old Republic International Cor COM              680223104   115862  8426331 SH       Sole                  8043078            425653
PepsiCo, Inc.                  COM              713448108     2874    82400 SH       Sole                    82400
Philip Morris Companies Inc.   COM              718154107   423187 20032519 SH       Sole                 19138919           1011300
R.R. Donnelley & Sons Company  COM              257867101   124182  5931100 SH       Sole                  5685500            274900
Sara Lee Corporation           COM              803111103   143131  7951700 SH       Sole                  7650000            354600
Security Capital Group Inc./Cl COM              81413P105    18348    26400 SH       Sole                    25485              1160
Security Capital Group Inc./Cl COM              81413P204    28022  1940900 SH       Sole                  1874500             73600
Sigma-Aldrich Corporation      COM              826552101    60238  2241400 SH       Sole                  2139900            107000
Smithkline Beecham PLC ADR     COM              832378301     4202    63600 SH       Sole                    63600
Tenet Healthcare Corporation   COM              88033g100   159734  6870300 SH       Sole                  6613700            300100
The Allstate Corporation       COM              020002101     8156   342500 SH       Sole                   329500             13000
The Stanley Works              COM              854616109   109483  4151000 SH       Sole                  3954200            218600
Toys ''R'' Us Inc.             COM              892335100     1071    72300 SH       Sole                    72300
UST Inc.                       COM              902911106   121542  7778700 SH       Sole                  7410100            415200
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